Prepayments	6 Months Ended
Jun. 30, 2025
Prepayments [Abstract]
Prepayments
6.	Prepayments

As of June 30, 2025, the balance of advance payments was $37,534,859, compared to $36,831,913 as of December 31, 2024.

In September 2024, the Company made an advance payment of $36,750,000 to Qingchao (shenzhen) Industrial Co., Ltd., Shenzhen Yingyou Technology Co., Ltd., Shenzhen Baisheng Tiancheng Technology Co., Ltd., and Shenzhen Chixin Technology Co., Ltd. (“the suppliers”) for the procurement of essential AI hardware equipment. Due to the industry-wide capacity constraints, the suppliers had delayed the delivery to September 30, 2025 (1st batch) for 50% of total and December 31, 2025 (2nd batch) for another 50%.